10. Borrowed Funds (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Line of credit with correspondent bank	$ 12,500,000	$ 12,500,000
FHLBB
Qualified collateral borrowing	135,672,471	148,323,822
Potential borrowing capacity	97,358,249	108,736,234
Letters of credit collateral deposits	14,425,000	2,625,000
Fees paid for issuance of letters of credit	41,069	46,620
Line of credit with correspondent bank	500,000	500,000
FRBB
Potential borrowing capacity	$ 56,896,877	$ 50,913,351